VESSELS AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT

16.	VESSELS AND EQUIPMENT

Movements in the three years ended December 31, 2018 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2015	1,311,544	(122,346)	1,189,198
Transfers from Newbuildings	532,766	—
Additions	215	—
Depreciation	—	(53,369)
Impairment loss	(36,311)	18,099
Disposals	(173,203)	—
Balance at December 31, 2016	1,635,011	(157,616)	1,477,395
Depreciation	—	(77,547)
Additions	894	—
Transfers from Newbuildings	941,388	—
Balance at December 31, 2017	2,577,293	(235,163)	2,342,130
Depreciation	—	(96,438)
Additions	467
Transfers from Newbuildings	230,596
Balance at December 31, 2018	2,808,356	(331,601)	2,476,755

In June 2016, the Company entered into an agreement to sell its six MR tankers for an aggregate price of $172.5 million to an unaffiliated third party. Five of these vessels were delivered by the Company in August and September 2016 and the final vessel was delivered in November 2016. The Company recorded an impairment loss of $18.2 million in 2016 in respect of these vessels.

A summary of our vessel deliveries in the years ended December 31, 2018 and December 31, 2017 can be found in note 15 Newbuildings.